Demonstration Plant (Details) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Demonstration plant
Plant operating expense	$ 1,306	$ 855
Personnel
Demonstration plant
Plant operating expense	984	645
Reagents
Demonstration plant
Plant operating expense	19	22
Repairs and maintenance
Demonstration plant
Plant operating expense	53	31
Supplies
Demonstration plant
Plant operating expense	176	98
Testwork
Demonstration plant
Plant operating expense	0	3
Office trailer rental
Demonstration plant
Plant operating expense	15	7
Other
Demonstration plant
Plant operating expense	$ 59	$ 49